Supplemental Cash Flow Information (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Cash paid for interest	$ 800	$ 1,500	$ 2,400	$ 1,100
Issuance of shares in connection with recent financings	271	2,555		5,251
Temporary equity, guaranteed payment accrual, including redeemable noncontrolling interests	9,300	8,800	17,800
Distributions payable to charitable beneficiaries	1,300	300	900	1,200
Reclassifications of temporary to permanent equity		125,500	160,500
Cash paid for taxes			800
Customer ExAlt trusts loan payable, net				56,700
Accrual for preferred stock guaranteed payment				16,800
Deemed dividend
Noncash issuance of noncontrolling interest				1,100
Common Class A [Member] | Post De-SPAC Transaction [Member]
Issuance of shares in connection with recent financings				5,300
Common Class A [Member] | Settlement of Liability Assumed at De SPAC [Member]
Issuance of shares in connection with recent financings				4,500
BCG Class A Units [Member]
Exchange of preferred stock				793,400
Preferred B.2 [Member]
Exchange of preferred stock				791,900
Preferred Series C [Member]
Exchange of preferred stock				205,800
Preferred A.1 [Member]
Exchange of preferred stock				193,900
Deemed dividend				6,900
Preferred Series B Subclass [Member] | Recent Financings [Member]
Issuance of shares in connection with recent financings				38,700
Class S Ordinary [Member]
Exchange of preferred stock				$ 3,900
Recent Financings [Member]
Issuance of shares in connection with standby equity purchase agreement	300
Recent Financings [Member] | Preferred Series B Sub Class 6 [Member]
Issuance of shares in connection with recent financings	$ 11,500
Settlement of Liability Assumed at De SPAC [Member] | Common Class A [Member]
Issuance of shares in connection with recent financings		$ 1,200	1,300
Settlement of Liability Assumed at De SPAC [Member] | Common Class B [Member]
Issuance of shares in connection with recent financings			$ 1,400